Taxes on Income (Details 1) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxes on Income [Abstract]
Loss before tax benefit		$ (2,843,905)	$ (1,621,400)	$ (1,773,655)
Statutory tax rate		24.00%	25.00%	26.50%
Income tax benefit		$ 682,537	$ 405,350	$ 470,019
Effect of:
Losses and timing differences for which valuation allowance was provided, net		(474,700)	(347,128)	(463,890)
Foreign exchange differences	[1]			(10,104)
Non-deductible expenses and other permanent differences		(159,580)	(27,055)	(482)
Other		(48,257)	(31,167)	4,457
Income tax expense recognized in profit or loss

[1]	Results for tax purposes are measured under measurement of results for tax purposes under the Income Tax (Inflationary Adjustments) Law, 1985, in terms of earnings in NIS. As explained in Note 2b, the financial statements are measured in U.S. dollars. The NIS/dollar exchange rate variance during the year caused a difference between taxable income and the income before taxes shown in the consolidated financial statements. In accordance with ASC 740-10-25-3(F), the Company has not provided deferred income taxes in respect of the difference between the functional currency and the tax bases of assets and liabilities.